CONSOLIDATED INCOME STATEMENT - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Profit or loss [abstract]
Net revenues	€ 3,420,321	€ 3,416,890	€ 3,105,084
Cost of sales	1,622,905	1,650,860	1,579,690
Selling, general and administrative costs	327,341	329,065	295,242
Research and development costs	643,038	657,119	613,635
Other expenses, net	3,195	6,867	24,501
Result from investments	2,665	2,437	3,066
EBIT	826,507	775,416	595,082
Net financial expenses	23,563	29,260	27,729
Profit before taxes	802,944	746,156	567,353
Income tax expense	16,317	208,760	167,635
Net profit	786,627	537,396	399,718
Net profit attributable to:
Owners of the parent	784,678	535,393	398,762
Non-controlling interests	€ 1,949	€ 2,003	€ 956
Basic earnings per common share (in € per share)	€ 4.16	€ 2.83	€ 2.11
Diluted earnings per common share (in € per share)	€ 4.14	€ 2.82	€ 2.11